Ordinary Shares and Equity Incentive Plan - Schedule of Ordinary Shares Reserved for Issuance (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	43,647,083	42,513,532
2013 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	20,062,824	26,460,287
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	8,674,132	13,474,214	13,951,037
2021 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	13,134,652	803,556
Warrants To Purchase Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	1,775,475	1,775,475